EQUIPMENT	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
EQUIPMENT

7. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2024	$130,328	$997,416	$88,889	$60,343	$1,276,976
Additions	62,145	908,221	1,300	-	971,666
Disposals	(28,031)	(135,046)	(38,266)	-	(201,343)
Balance at December 31, 2025	164,442	1,770,591	51,923	60,343	2,047,299
Additions	33,523	188,420	-	-	221,943
Disposals	-	(131,832)	-	-	(131,832)
Foreign exchange	73	9,744	-	-	9,817
Balance at March 31, 2026	$198,038	$1,836,923	$51,923	$60,343	$2,147,227

Accumulated depreciation
Balance at December 31, 2024	$92,676	$591,603	$24,635	$38,520	$747,434
Charge for the year	41,903	205,491	12,568	6,546	266,508
Disposals	(24,246)	(121,765)	(12,706)	-	(158,717)
Balance at December 31, 2025	110,333	675,329	24,497	45,066	855,225
Charge for the period	10,152	83,880	2,771	1,146	97,949
Disposals	-	(120,533)	-	-	(120,533)
Foreign exchange	5	489	-	-	494
Balance at March 31, 2026	$120,490	$639,165	$27,268	$46,212	$833,135

Net book value:
December 31, 2025	$54,109	$1,095,262	$27,426	$15,277	$1,192,074
March 31, 2026	$77,548	$1,197,758	$24,655	$14,131	$1,314,092

Depreciation commences when assets are available for use. Depreciation expense for the quarter ended March 31, 2026 in the amount of $2,317 (2025 - $31,895) is included in the cost of sales.